UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from

May 1, 2015 to October 31, 2015

Commission File Number of issuing entity: 333-195654-01

Central Index Key Number of issuing entity: 0001606104

CONSUMERS 2014 SECURITIZATION FUNDING LLC

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor and sponsor: 1-5611

Central Index Key Number of depositor and sponsor: 0000201533

CONSUMERS ENERGY COMPANY

(Exact name of depositor and sponsor as specified in its charter)

Catherine M. Reynolds, (517) 788-1030

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

46-5038143

(I.R.S. Employer Identification Number)

One Energy Plaza, Jackson, Michigan	49201
(Address of principal executive offices of the issuing entity)	(Zip Code)

Telephone number, including area code: (517) 788-1030

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Senior Secured Securitization Bonds, Series 2014A, Tranche A-1	☐	☐	☒
Senior Secured Securitization Bonds, Series 2014A, Tranche A-2	☐	☐	☒
Senior Secured Securitization Bonds, Series 2014A, Tranche A-3	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes ☒  No ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

The record date for distributions described in Exhibit 99.1 is October 30, 2015.

Introductory and explanatory information regarding the material terms, parties, and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Senior Secured Securitization Bonds, Series 2014A (the “Securitization Bonds”), dated July 7, 2014, and related Prospectus, dated July 14, 2015, of Consumers 2014 Securitization Funding LLC (the “Issuing Entity”) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) of the Securities Act of 1933 on July 16, 2014.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Securitization Bonds have been made with respect to the November 1, 2015 distribution date.

The following Items have been omitted pursuant to General Instruction C of Form 10-D:

•                  Item 1A. Asset-Level Information.

•                  Item 1B. Asset Representations Reviewer and Investor Communication.

PART II — OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sale of Securities and Use of Proceeds.

None.

The following Items have been omitted pursuant to General Instruction C of Form 10-D:

•                  Item 4. Defaults Upon Senior Securities.

•                  Item 5. Submission of Matters to a Vote of Security Holders.

•                  Item 6. Significant Obligations of Pool Assets.

•                  Item 7. Change in Sponsor Interest in the Securities.

•                  Item 8. Significant Enhancement Provider Information.

•                  Item 9. Other Information.

Item 10. Exhibits.

(a) and (b)                                             See Exhibit Index included as the last part of this report, which is incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CONSUMERS 2014 SECURITIZATION FUNDING LLC
(Issuing Entity)

By: Consumers Energy Company, as Servicer

/s/ Glenn P. Barba
Glenn P. Barba
Vice President, Controller, and Chief Accounting Officer

Date: November 10, 2015

EXHIBIT INDEX

	Previously Filed
Exhibits	With File Number	As Exhibit Number		Description
3.1	333-195654 333-195654-01	3.1	—	Certificate of Formation of Consumers 2014 Securitization Funding LLC (Form S-3 filed May 2, 2014)
3.2	333-195654 333-195654-01	3.2	—	Amended and Restated Limited Liabiltiy Company Agreement of Consumers 2014 Securitization Funding LLC dated and effective as of July 22, 2014 (Form 8-K filed July 22, 2014)
4.1	333-195654 333-195654-01	4.1	—

Indenture by and between Consumers 2014 Securitization Funding LLC, Issuer and The Bank of New York Mellon, Indenture Trustee and Securities Intermediary, dated July 22, 2014 (Form 8-K filed July 22, 2014)

4.2	333-195654 333-195654-01	4.1 Exhibit A	—	Form of Senior Secured Securitization Bonds, Series 2014A (Form 8-K filed July 22, 2014)
10.1	333-195654 333-195654-01	99.1	—

Securitization Property Servicing Agreement by and between Consumers 2014 Securitiztion Funding LLC, Issuer and Consumers Energy Company, Servicer, dated as of July 22, 2014 (Form 8-K-filed July 22, 2014)

10.2	333-195654 333-195654-01	99.2	—

Securitization Property Purchase and Sale Agreement by and between Consumers 2014 Securitiztion Funding LLC, Issuer and Consumers Energy Company, Seller, dated as of July 22, 2014 (Form 8-K filed July 22, 2014)

10.3	333-195654 333-195654-01	99.3	—	Administration Agreement by and between Consumers 2014 Securitization Funding LLC and The Bank of New York Mellon, Administrator, dated as of July 22, 2014 (Form 8-K filed July 22, 2014)
10.4	333-195654 333-195654-01	99.7	—	Series Supplement by and between Consumers 2014 Securitization Funding LLC and The Bank of New York Mellon, Indenture Trustee, dated as of July 22, 2014 (Form 8-K filed July 22, 2014)
10.5	333-195654 333-195654-01	99.8	—

Intercreditor Agreement among The Bank of Nova Scotia, Liberty Street Funding LLC, The Bank of New York Mellon, Consumers Funding LLC, Consumers 2014 Securitization Funding LLC, Consumers Receivables Funding II, LLC and Consumers Energy Company, dated as of July 22, 2014 (Form 8-K filed July 22, 2014)

99.1			—	Semi-annual Servicer’s Certificate relating to the Securitization Bonds, dated October 16, 2015